SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
FORM 10-D
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 0 - N o v - 0 6
Wachovia Mortgage Loan Trust, LLC
(I.R.S. Employer Identification No.)
20-3168291
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
21-Oct-06
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-130771-01
Commission File Number of depositor:
333-130771
(Exact name of sponsor as specified in its charter)
Wachovia Bank, National Association
(Former name, former address, if changed since last report)
No Change
WACHOVIA MORTGAGE LOAN TRUST, LLC
SERIES 2006-A TRUST
301 S. College Street, NC5578-Suite G
Charlotte, NC
28288-5578
(704) 715-8239
Delaware
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
ITEM 2 - LEGAL PROCEEDINGS
The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement, dated May 23, 2006, relating to the Wachovia Mortgage Loan Trust, LLC
Mortgage Pass-Through Certificates, Series 2006-A (the "Certificates") and the related Prospectus, dated
May 23, 2006 (collectively, the "Prospectus"), of the Wachovia Mortgage Loan Trust, LLC Series 2006-A
Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5)
under the Securities Act of 1933.
The following classes of Certificates were offered under the Prospectus: Class 1-A-1, Class 1-A-2, Class 2-
A-1, Class 2-A-2, Class 3-A-1, Class 3-A-2, Class 4-A-1, Class 4-A-2, Class B-1, Class B-2 and Class B-3
Certificates.
X
PART II - OTHER INFORMATION
Mortgage Pass-Through Certificates,
Series 2006-A, in the classes specified herein
Nothing to report.
ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.
Following the closing date of the issuance of the Certificates, the Class B-4, Class B-5 and Class B-6
Certificates were sold to a limited number of "qualified institutional buyers" as defined in Rule 144A under the
Securities Act of 1933 (the "Act") and to institutional investors that are "accredited investors" as defined in
Rule 501(a) of Regulation D under the Act in transactions exempt from registration under the Act.
ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.
Nothing to report.
ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Nothing to report.
ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.
Inapplicable.
ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.
Inapplicable.
ITEM 8 - OTHER INFORMATION.
Nothing to report.
ITEM 9 - EXHIBITS
(a) Documents filed as part of this report.
Exhibit 99.1 Monthly Statement to Certificateholders
(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.
Exhibit 4.1 Pooling and Servicing Agreement, dated May 25, 2005, among Wachovia Mortgage Loan Trust,
LLC, as depositor, U.S. Bank National Association, as master servicer and certificate administrator, Wells
[_X_]
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
WACHOVIA MORTGAGE LOAN TRUST, LLC
Shannon Rantz
Vice President
Shannon Rantz
/s/ :
12/04/06
SERIES 2006-A TRUST
(Issuing Entity)
U.S. Bank National Association
(Master Servicer)
EXHIBIT INDEX
Exhibit 4.1 Pooling and Servicing Agreement, dated May 25, 2005, among Wachovia Mortgage Loan Trust,
LLC, as depositor, U.S. Bank National Association, as master servicer and certificate administrator, Wells
Fargo Bank, N.A. and National City Mortgage Co., as servicers, and HSBC Bank USA, National Association, as trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 9, 2006).
Exhibit 4.3 Mortgage Loan Purchase Agreement, dated May 25, 2005, between Wachovia Mortgage Loan
Trust, LLC, as purchaser, and Wachovia Bank, National Association, as seller (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on June 9, 2006).
Exhibit 99.1 Monthly Statement to Certificateholders.
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1 Distribution Statement